Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 23,029	$ 18,907	$ 16,092	$ 18,073	$ 14,684	$ 13,617	$ 12,689	$ 11,686	$ 10,740	$ 9,835
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,441,286	1,998,864	1,696,463	1,899,621	1,539,045	1,423,424	1,322,768	1,214,322	1,112,998	1,016,225	$ 1,000,000
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 20,258	17,024	14,998	16,802	14,462	13,308	12,477	11,770	11,033
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 10,233,575	8,579,063	7,537,964	8,420,155	7,229,915	6,633,497	6,205,619	5,836,919	5,458,108	5,068,836	5,000,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 24,911	20,525	17,382	21,077	16,684	15,435	14,712	13,168	11,746	10,375
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,363	25,202	20,722	24,515	18,857	16,376	15,708	13,322	11,232	9,730
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 23,832	18,653	16,300	18,390	13,621	14,341	13,790	12,599	10,944	9,419
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,509,802	2,574,083	2,116,543	2,503,956	1,926,047	1,672,655	1,604,406	1,360,699	1,147,211	993,855	1,000,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 2,418,346	1,892,862	1,654,046	1,866,085	1,382,163	1,455,293	1,399,313	1,278,489	1,110,550	955,763	1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 36,044	26,435	21,736	25,715	19,780	17,178	16,477	13,974	11,781
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,623	10,418	10,351	12,120	12,230	11,431	10,364	10,492	10,484
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 17,549,010	12,870,413	10,582,715	12,519,782	9,630,234	8,363,277	8,022,031	6,803,497	5,736,055	4,969,274	5,000,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 6,002,211	5,379,845	5,345,399	6,259,222	6,315,751	5,903,406	5,352,334	5,418,223	5,414,297	5,147,040	$ 5,000,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 25,738	$ 19,535	$ 16,171	$ 20,382	$ 15,994	$ 14,481	$ 14,284	$ 13,012	$ 10,967	$ 9,796